Risk Management and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Gross and Net Amounts of Derivative Instruments
The following summarizes the gross and net amounts of our derivative instruments:

	Gross Amounts of Assets and (Liabilities) Presented in the Balance Sheet	Amounts Not Offset in the Balance Sheet - Financial Instruments (a)	Net Amount	Gross Amounts of Assets and (Liabilities) Presented in the Balance Sheet	Amounts Not Offset in the Balance Sheet - Financial Instruments (a)	Net Amount
	December 31, 2013			December 31, 2012
Assets:
Commodity derivatives	$166	$(13)	$153	$119	$(10)	$109
Interest rate derivatives	$—	$—	$—	$—	$—	$—
Liabilities:
Commodity derivatives	$(27)	$13	$(14)	$(33)	$10	$(23)
Interest rate derivatives	$(2)	$—	$(2)	$(6)	$—	$(6)

(a)	There is no cash collateral pledged or received against these positions.

Schedule of Designated and Non-Designated Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of our derivative instruments that are designated as hedging instruments and those that are marked-to-market each period, as well as the location of each within our consolidated balance sheets, by major category, is summarized as follows:

Balance Sheet Line Item	December 31, 2013	December 31, 2012	Balance Sheet Line Item	December 31, 2013	December 31, 2012
	(Millions)			(Millions)
Derivative Assets Designated as Hedging Instruments:			Derivative Liabilities Designated as Hedging Instruments:
Commodity derivatives:			Commodity derivatives:
Unrealized gains on derivative instruments — current	$—	$—	Unrealized losses on derivative instruments — current	$—	$(3)
Unrealized gains on derivative instruments — long-term	—	—	Unrealized losses on derivative instruments — long-term	—	—
	$—	$—		$—	$(3)
Interest rate derivatives:			Interest rate derivatives:
Unrealized gains on derivative instruments — current	$—	$—	Unrealized losses on derivative instruments — current	$—	$(4)
Unrealized gains on derivative instruments — long-term	—	—	Unrealized losses on derivative instruments — long-term	—	(2)
	$—	$—		$—	$(6)
Derivative Assets Not Designated as Hedging Instruments:			Derivative Liabilities Not Designated as Hedging Instruments:
Commodity derivatives:			Commodity derivatives:
Unrealized gains on derivative instruments — current	$79	$49	Unrealized losses on derivative instruments — current	$(26)	$(24)
Unrealized gains on derivative instruments — long-term	87	70	Unrealized losses on derivative instruments — long-term	(1)	(6)
	$166	$119		$(27)	$(30)
Interest rate derivatives:			Interest rate derivatives:
Unrealized gains on derivative instruments — current	$—	$—	Unrealized losses on derivative instruments — current	$(2)	$—
Unrealized gains on derivative instruments — long-term	—	—	Unrealized losses on derivative instruments — long-term	—	—
	$—	$—		$(2)	$—

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The following summarizes the balance and activity within AOCI relative to our interest rate, commodity and foreign currency cash flow hedges as of and for the year ended December 31, 2013:

	Interest Rate Cash Flow Hedges		Commodity Cash Flow Hedges	Foreign Currency Cash Flow Hedges (a)	Total
	(Millions)
Net deferred (losses) gains in AOCI (beginning balance)	$(10)		$(6)	$1	$(15)
Losses reclassified from AOCI to earnings — effective portion	4	(b)	—	—	4
Net deferred (losses) gains in AOCI (ending balance)	$(6)		$(6)	$1	$(11)
Deferred losses in AOCI expected to be reclassified into earnings over the next 12 months	$(2)		$—	$—	$(2)

(a)	Relates to Discovery, our unconsolidated affiliate.

(b)	Included in interest expense in our consolidated statements of operations.

Schedule of Derivatives Accounted for as Cash Flow Hedges
The following table summarizes the impact on our consolidated balance sheet and consolidated statements of operations of our derivative instruments that are accounted for using the cash flow hedge method of accounting for the year ended December 31, 2012:

	(Losses) gains Recognized in AOCI on Derivatives — Effective Portion	Losses Reclassified From AOCI to Earnings — Effective Portion		Losses Recognized in Income on Derivatives — Ineffective Portion and Amount Excluded From Effectiveness Testing
	(Millions)
Interest rate derivatives	$(1)	$(10)	(a)	$(2)	(a) (b)
Commodity derivatives	$(1)	$—		$—
Foreign currency derivatives (c)	$1	$—		$—

(a)	Included in interest expense in our consolidated statements of operations.

(b)
For the year ended December 31, 2012, less than $1 million of derivative losses were reclassified from AOCI to current period earnings as a result of the discontinuance of cash flow hedges related to certain forecasted transactions that are not probable of occurring.

(c)	Relates to Discovery, our unconsolidated affiliate.

Schedule of Changes in Derivative Instruments Not Designated as Hedging Instruments
The following summarizes these amounts and the location within the consolidated statements of operations that such amounts are reflected:

Commodity Derivatives: Statements of Operations Line Item	Year Ended December 31,
	2013	2012	2011
	(Millions)
Third party:
Realized (losses) gains	$(19)	$4	$(36)
Unrealized gains	14	13	43
(Losses) gains from commodity derivative activity, net	$(5)	$17	$7
Affiliates:
Realized gains	$73	$45	$2
Unrealized (losses) gains	(51)	8	(1)
Gains from commodity derivative activity, net —affiliates	$22	$53	$1

Interest Rate Derivatives: Statements of Operations Line Item	Year Ended December 31,
	2013	2012	2011
	(Millions)
Third party:
Realized losses	$(2)	$(7)	$(4)
Unrealized gains	2	7	5
Interest expense	$—	$—	$1

Schedule of Net Long or Short Positions Expected to be Realized
The following tables represent, by commodity type, our net long or short positions that are expected to partially or entirely settle in each respective year. To the extent that we have long dated derivative positions that span multiple calendar years, the contract will appear in more than one line item in the tables below.

	December 31, 2013
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net (Short) Position (Bbls)	Net (Short) Position (MMBtu)	Net (Short) Position (Bbls)	Net Long Position (MMbtu)
2014	(690,945)	(21,673,620)	(5,171,910)	21,415,000
2015	(745,695)	(9,458,975)	(5,691,570)	1,875,000
2016	(561,922)	(1,838,564)	(813,267)	—

	December 31, 2012
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net (Short) Position (Bbls)	Net (Short) Position (MMBtu)	Net (Short) Position (Bbls)	Net Long (Short) Position (Mmbtu)
2013	(943,379)	(8,887,980)	(2,593,955)	9,690,000
2014	(584,365)	(4,712,880)	(2,584,930)	(1,350,000)
2015	(401,865)	(5,127,155)	(2,491,250)	—
2016	(183,000)	—	—	—